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                                UBS Money Series
                               51 West 52nd Street
                          New York, New York 10019-6114



                                   May 3, 2002



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      UBS Money Series (the "Trust")
                           LIR Premier Money Market Fund
                           LIR Premier Tax-Free Money Market Fund
                  File Nos. 333-52965 and 811-8767

Ladies and Gentlemen:

         Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

         (a) the form of prospectus dated May 1, 2002 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Trust's registration statement on Form N-1A, which is the most recent amendment filed with the Commission;

         (b) the text of Post-Effective Amendment No. 11 was filed electronically with the Commission on April 30, 2002.

         If you have any questions regarding the foregoing, please call me at
(212) 882-5570.

                                   Sincerely,



                                   By:     /s/ Amy R. Doberman
                                      --------------------------------
                                      Amy R. Doberman
                                      Vice President and Secretary